Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2014
Variable Interest Entities [Abstract]
Schedule of VIE
ASSETS AND LIABILITIES OF CONSOLIDATED VIEs

		Consolidated Securitization Entities
						Trade
(In millions)	Trinity(a)	Credit cards	(b)	Equipment	(b)	receivables		Other	Total

December 31, 2014
Assets(c)
Financing receivables, net	$-	$25,645		$12,843		$-		$3,064	$41,552
Current receivables	-	-		-		3,028	(d)	509	3,537
Investment securities	2,369	-		-		-		1,005	3,374
Other assets	17	1,059		766		2		2,814	4,658
Total	$2,386	$26,704		$13,609		$3,030		$7,392	$53,121

Liabilities(c)
Borrowings	$-	$-		$-		$-		$523	$523
Non-recourse borrowings	-	14,967		10,359		2,692		646	28,664
Other liabilities	1,022	332		593		26		1,548	3,521
Total	$1,022	$15,299		$10,952		$2,718		$2,717	$32,708

December 31, 2013
Assets(c)
Financing receivables, net	$-	$24,766		$12,928		$-		$2,044	$39,738
Current receivables	-	-		-		2,509		349	2,858
Investment securities	2,786	-		-		-		1,044	3,830
Other assets	213	20		557		-		2,081	2,871
Total	$2,999	$24,786		$13,485		$2,509		$5,518	$49,297

Liabilities(c)
Borrowings	$-	$-		$-		$-		$598	$598
Non-recourse borrowings	-	15,363		10,982		2,180		49	28,574
Other liabilities	1,482	228		248		25		1,351	3,334
Total	$1,482	$15,591		$11,230		$2,205		$1,998	$32,506

  Excluded intercompany advances from GECC to Trinity, which were eliminated in consolidation of $1,565 million and $1,837 million at December 31, 2014 and 2013, respectively.
  We provide servicing to the CSEs and are contractually permitted to commingle cash collected from customers on financing receivables sold to CSE investors with our own cash prior to payment to a CSE, provided our short-term credit rating does not fall below A-1/P-1. These CSEs also owe us amounts for purchased financial assets and scheduled interest and principal payments. At December 31, 2014 and 2013, the amounts of commingled cash owed to the CSEs were $2,809 million and $6,314 million, respectively, and the amounts owed to us by CSEs were $2,913 million and $5,540 million, respectively.
  Asset amounts exclude intercompany receivables for cash collected on behalf of the entities by GECC as servicer, which are eliminated in consolidation. Such receivables provide the cash to repay the entities’ liabilities. If these intercompany receivables were included in the table above, assets would be higher. In addition, other assets, borrowings and other liabilities exclude intercompany balances that are eliminated in consolidation.
  Included $686 million of receivables originated by Appliances. We require third party debt holder consent to sell these assets. The receivables will be included in assets of businesses held for sale when the consent is received.

Unconsolidated VIE
INVESTMENTS IN UNCONSOLIDATED VIEs

December 31 (In millions)	2014	2013

Other assets and investment securities	$8,805	$8,275
Financing receivables – net	2,090	1,873
Total investments	10,895	10,148
Contractual obligations to fund investments or guarantees	2,201	2,699
Revolving lines of credit	168	31
Total	$13,264	$12,878